Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
15. LEASES
The Company has one operating lease for its corporate headquarters that is also used for its research and development functions. The lease was amended in March 2020 to extend the terms of the agreement for the existing premise and lease additional expansion premise and in December 2020 to provide additional rent adjustments. The amended leases were entered into with UMD. Refer to Note 17—Related Party Transactions for further information. The Company determined the modified lease for the original premises and the lease for the expansion premises were both operating leases. The March 2020 amendment was determined to represent a modification to the existing lease with two lease components for both the original premises and expansion premises. The lease commencement date for the expansion premises was in December 2020. The modified lease for the original premises was reassessed utilizing an incremental borrowing rate at the effective date of the amendment. In December 2020, the original premise was further reassessed due to a rent adjustment associated with lessor assets paid for by the Company. For the original premises, these reassessments resulted in the recognition of an additional ROU asset and lease liabilit
y of $0.6 million in March 2020 and $0.1 million in December 2020. At the lease commencement date for the expansion premise, the Company recorded a ROU asset and lease liability of $2.8 million. As of December 31, 2021 and 2020, the weighted- average remaining lease term was 9 years and 10 years, respectively. The weighted-average discount rate was 11.9% at December 31, 2021 and 2020, respectively.
The components of lease cost were as follows (in thousands):

	2021	2020
Operating lease cost (1)
Fixed lease cost	$763	$278
Short-term cost	13	35

Total operating lease cost	$776	$313

(1)	The lease costs are reflected in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2021	2020
Cost of revenue	$45	$—
Research and development	613	263
Sales and marketing	8	—
General and administrative	110	50
Total	$776	$313
Supplemental cash flow and other information related to operating leases was as follows (in thousands):

	Year Ended December 31
	2021	2020
Cash payments included in the measurement of operating lease liabilities	$561	$178
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	—	3,565
As of December 31, 2021, maturities of operating lease liabilities are as follows (in thousands):

Amount
Year Ending December 31,
2022	$644
2023	671
2024	750
2025	772
2026	796
Thereafter	3,351

Total lease payments	6,984
Less: imputed interest	(2,773)

Present value of operating lease liabilities	$4,211